Risks Arising From Financial Instruments - Disclosure of Financial Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial liabilities [line items]
Finance lease liabilities	$ 136,912	$ 140,773
Non-current	108,012	111,191
Current	28,899	29,582
Trades and other payables [member]
Disclosure of financial liabilities [line items]
Trade and other payables	20,658	21,921
Secured bank loans [member]
Disclosure of financial liabilities [line items]
Non-current interest-bearing loans and borrowings	109	230
Current interest-bearing loans and borrowings	370	272
Unsecured bank loans [member]
Disclosure of financial liabilities [line items]
Non-current interest-bearing loans and borrowings	86	153
Current interest-bearing loans and borrowings	22	739
Secured other loans [member]
Disclosure of financial liabilities [line items]
Non-current interest-bearing loans and borrowings	105,170	108,327
Unsecured other loans [member]
Disclosure of financial liabilities [line items]
Non-current interest-bearing loans and borrowings	57	53
Current interest-bearing loans and borrowings	14	15
Finance lease liabilities [member]
Disclosure of financial liabilities [line items]
Non-current interest-bearing loans and borrowings	162	186
Finance lease liabilities	42	27
Unsecured bond issues [member]
Disclosure of financial liabilities [line items]
Current interest-bearing loans and borrowings	2,626	4,510
Commercial paper [Member]
Disclosure of financial liabilities [line items]
Current interest-bearing loans and borrowings	1,142	1,870
Cash and bank overdrafts [Member]
Disclosure of financial liabilities [line items]
Current interest-bearing loans and borrowings	114	117
Derivatives not designated [member] | Equity swaps [member]
Disclosure of financial liabilities [line items]
Financial liabilities at fair value through profit or loss	4,877	1,057
Derivatives not designated [member] | Cross currency interest rate swaps [Member]
Disclosure of financial liabilities [line items]
Financial liabilities at fair value through profit or loss	387	906
Derivatives not designated [member] | Other interest rate derivatives [member]
Disclosure of financial liabilities [line items]
Financial liabilities at fair value through profit or loss	456	2
Derivatives designated [member] | Cross currency interest rate swaps [Member]
Disclosure of financial liabilities [line items]
Financial liabilities at fair value through profit or loss	103
Derivatives designated [member] | Other interest rate derivatives [member]
Disclosure of financial liabilities [line items]
Financial liabilities at fair value through profit or loss	56	73
Derivatives designated [member] | Forward exchange contracts [member]
Disclosure of financial liabilities [line items]
Financial liabilities at fair value through profit or loss	132	211
Derivatives designated [member] | Interest rate swap [member]
Disclosure of financial liabilities [line items]
Financial liabilities at fair value through profit or loss	56	37
Derivatives designated [member] | Other commodity derivatives [Member]
Disclosure of financial liabilities [line items]
Financial liabilities at fair value through profit or loss	$ 273	$ 67